Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
	SUMMARY				AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)
YEAR(1)	COMPENSATION TABLE TOTAL FOR MCGRANAHAN ($000)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR ERSEK ($000)(2)	COMPENSATION ACTUALLY PAID TO MCGRANAHAN ($000)(3)	COMPENSATION ACTUALLY PAID TO ERSEK ($000)(3)	COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($000)(2)	COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($000)(3)	TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)	NET INCOME ($000)	ADJUSTED REVENUE ($000)(6)
2024	13,272.7	N/A	11,631.9	N/A	2,393.1	2,287.4	53.59	173.90	934.2	4,199
2023	9,966.9	N/A	7,603.1	N/A	2,034.2	1,916.0	55.70	133.20	626.0	4,470
2022	7,241.7	N/A	782.4	N/A	1,975.9	1,109.0	59.44	118.77	910.6	4,512
2021	14,117.4	10,834.6	9,871.5	639.4	3,277.1	1,402.5	72.40	132.75	805.8	5,012
2020	N/A	10,336.4	N/A	(7,515.9)	3,566.7	1,069.0	85.33	98.31	744.3	4,918

Company Selected Measure Name		Adjusted Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
-	2024: Devin McGranahan served as the Company’s Chief Executive Officer for the entirety of 2024, and the Company’s other NEOs were: Matt Cagwin, Andrew Walker, Benjamin Adams, and Giovanni Angelini.

-	2023: Devin McGranahan served as the Company’s Chief Executive Officer for the entirety of 2023, and the Company’s other NEOs were: Matt Cagwin, Andrew Walker, Benjamin Adams, Giovanni Angelini, and Jean Claude Farah.

-	2022: Devin McGranahan served as the Company’s Chief Executive Officer for the entirety of 2022 and the Company’s other NEOs were: Matt Cagwin; Jean Claude Farah; Gabriella Fitzgerald; Benjamin Adams; and Raj Agrawal.

-	2021: Devin McGranahan assumed the role of the Company’s Chief Executive Officer on December 27, 2021 and Hikmet Ersek served as Chief Executive Officer during 2021 through his December 27, 2021 retirement. The Company’s other NEOs for 2021 were: Raj Agrawal; Michelle Swanback; Jean Claude Farah; and Gabriella Fitzgerald.

-	2020: Hikmet Ersek served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other NEOs for 2020 were: Raj Agrawal; Michelle Swanback; Jean Claude Farah; and Khalid Fellahi.

Peer Group Issuers, Footnote [Text Block]		The TSR Peer Group consists of the Standard & Poor’s Composite – 500 Financials Index (the “S&P 500 Financials Index”), an independently prepared index that includes companies in the financial services industry.
Adjustment To PEO Compensation, Footnote
CAP ADJUSTMENTS
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($000)(a)	MINUS GRANT DATE FAIR VALUE OF STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($000)(b)	PLUS FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($000)(c)	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS ($000)(d)	PLUS FAIR VALUE AT VESTING OF STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR ($000)(e)	PLUS/(MINUS) CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR ($000)(f)	MINUS FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR ($000)(g)	PLUS DOLLAR VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK AWARDS IN FISCAL YEAR AND PRIOR TO VESTING DATE ($000)(h)	EQUALS COMPENSATION ACTUALLY PAID ($000)
Devin McGranahan
2024	13,272.7	(10,202.8)	6,080.0	2,273.0	—	209.0	—	—	11,631.9
2023	9,966.9	(6,933.4)	6,285.0	(1,164.6)	—	(550.8)	—	—	7,603.1
2022	7,241.7	(5,007.1)	1,723.5	(2,527.5)	—	(648.2)	—	—	782.4
2021	14,117.4	(13,100.0)	8,854.1	—	—	—	—	—	9,871.5
Hikmet Ersek
2021	10,834.6	(8,200.0)	3,064.3	(5,871.4)	—	811.9	—	—	639.4
2020	10,336.4	(8,200.0)	4,865.4	(13,777.1)	—	(740.6)	—	—	(7,515.9)
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(i)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount		$ 2,393,100	$ 2,034,200	$ 1,975,900	$ 3,277,100		$ 3,566,700
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,287,400	1,916,000	1,109,000	1,402,500		1,069,000
Adjustment to Non-PEO NEO Compensation Footnote
Other NEOs (Average)(i)
2024	2,393.1	(1,290.7)	881.0	266.0	—	38.0	—	—	2,287.4
2023	2,034.2	(902.9)	850.5	(50.2)	—	(15.5)	—	—	1,916.0
2022	1,975.9	(1,297.4)	572.5	(164.7)	—	22.7	—	—	1,109.0
2021	3,277.1	(2,200.0)	1,115.4	(854.6)	—	64.6	—	—	1,402.5
2020	3,566.7	(2,412.5)	1,670.1	(1,693.2)	—	(62.1)	—	—	1,069.0
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(i)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Net Income

3 CAP Versus Net Income

The chart below demonstrates the relationship between CAP amounts for our PEO and our other NEOs and our net income. Net income is not a component of our executive compensation program. Variations in the CAP amounts for our PEO and other NEOs are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time.

Compensation Actually Paid vs. Company Selected Measure

2 CAP Versus Adjusted Revenue (Company Selected Measure)

The chart below demonstrates the relationship between CAP amounts for our PEO and each of our NEOs and our adjusted revenue for the applicable fiscal year. Variations in the CAP amounts for our PEO and other NEOs are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time. As noted in the “Compensation Discussion and Analysis,” the Compensation Committee determined that adjusted revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the Annual Incentive Plan and long-term incentive program. While the average CAP for the other NEOs is relatively aligned with the Company’s adjusted revenue performance, the CAP for the PEO position was impacted by the vesting levels for PSUs in 2023. In addition, the CAP for the PEO position was impacted by actual financial performance levels in 2024 and the new hire grants received by Mr. McGranahan in 2021 in connection with the commencement of his employment and the CAP for Mr. Ersek in 2020 was impacted by the decline in the Company’s stock price from December 31, 2019 through December 31, 2020.

Total Shareholder Return Vs Peer Group

1 TSR: Company versus Peer Group and CAP

As shown in the chart below, the Company’s five-year cumulative TSR for the period of 2020-2024 is less than the five-year cumulative TSR for companies included in our peer group TSR. While the average CAP for the other NEOs is relatively aligned with the Company’s TSR, the CAP for the PEO position was impacted by actual financial performance attainment levels in 2024 and vesting levels for PSUs in 2023. In addition, the CAP for the PEO position was impacted by the new hire grants received by Mr. McGranahan in 2021 in connection with the commencement of his employment and the CAP for Mr. Ersek in 2020 was impacted by the decline in the Company’s stock price from December 31, 2019 through December 31, 2020.

Tabular List, Table
•	Adjusted Revenue

•	Adjusted Earnings Per Share

•	CMT Customer Retention

•	New Digital Customer Growth

•	Operational Efficiency

•	Total Stockholder Return

•	Company Stock Price

Total Shareholder Return Amount		$ 53.59	55.70	59.44	72.40		85.33
Peer Group Total Shareholder Return Amount		173.90	133.20	118.77	132.75		98.31
Net Income (Loss) Attributable to Parent		$ 934,200	$ 626,000	$ 910,600	$ 805,800		$ 744,300
Company Selected Measure Amount		4,199,000	4,470,000	4,512,000	5,012,000		4,918,000
PEO Name	Devin McGranahan	Devin McGranahan	Devin McGranahan	Devin McGranahan		Hikmet Ersek	Hikmet Ersek
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,290,700)	$ (902,900)	$ (1,297,400)	$ (2,200,000)		$ (2,412,500)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		881,000	850,500	572,500	1,115,400		1,670,100
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		266,000	(50,200)	(164,700)	(854,600)		(1,693,200)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,000	(15,500)	22,700	64,600		(62,100)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0		0
Non-PEO NEO [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0	0	0		0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Revenue
Non-GAAP Measure Description [Text Block]		As noted in the “Compensation Discussion and Analysis,” for 2024, the Compensation Committee determined that adjusted revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Annual Incentive Plan. Total adjusted revenue for 2024 represents revenue adjusted to exclude Argentina inflation and is shown on a constant currency basis, calculated assuming no changes in the currency exchange rates from 2023 currency exchange rates.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		CMT Customer Retention
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		New Digital Customer Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Operational Efficiency
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Total Stockholder Return
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Company Stock Price
Devin McGranahan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 13,272,700	9,966,900	7,241,700	14,117,400
PEO Actually Paid Compensation Amount		11,631,900	7,603,100	782,400	9,871,500
Devin McGranahan [Member] | PEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,202,800)	(6,933,400)	(5,007,100)	(13,100,000)
Devin McGranahan [Member] | PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,080,000	6,285,000	1,723,500	8,854,100
Devin McGranahan [Member] | PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,273,000	(1,164,600)	(2,527,500)	0
Devin McGranahan [Member] | PEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Devin McGranahan [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,000	(550,800)	(648,200)	0
Devin McGranahan [Member] | PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Devin McGranahan [Member] | PEO [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	0
Hikmet Ersek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					10,834,600		10,336,400
PEO Actually Paid Compensation Amount					639,400		(7,515,900)
Hikmet Ersek [Member] | PEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(8,200,000)		(8,200,000)
Hikmet Ersek [Member] | PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					3,064,300		4,865,400
Hikmet Ersek [Member] | PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(5,871,400)		(13,777,100)
Hikmet Ersek [Member] | PEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0		0
Hikmet Ersek [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					811,900		(740,600)
Hikmet Ersek [Member] | PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0		0
Hikmet Ersek [Member] | PEO [Member] | Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0		$ 0